PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Sep. 30, 2024
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT, NET

As of September 30, 2024 and 2023, property and equipment consisted of the following (in thousands):

		As of September 30,
	Useful Life (years)	2024	2023
Machinery and Equipment	5 – 10	¥2,565	¥2,565
Tools, Furniture, and Fixtures	2 – 5	68,256	49,845
Less: Accumulated depreciation		(49,241)	(32,602)
Property and equipment, net		¥21,580	¥19,808